Financial assets at amortized cost - Summary of Loans and Advances to Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
TOTAL	$ 14,213,461,522	$ 9,838,923,817
Gross carrying amount | Credit Cards
Disclosure of financial assets [line items]
TOTAL	3,324,652,080	2,700,273,367
Gross carrying amount | Loans for the prefinancing and financing of exports
Disclosure of financial assets [line items]
TOTAL	2,320,420,414	1,320,509,652
Gross carrying amount | Notes
Disclosure of financial assets [line items]
TOTAL	2,110,791,712	1,444,674,103
Gross carrying amount | Consumer loans
Disclosure of financial assets [line items]
TOTAL	1,435,813,194	1,070,865,228
Gross carrying amount | Overdrafts
Disclosure of financial assets [line items]
TOTAL	1,187,162,393	845,861,625
Gross carrying amount | Commercial papers
Disclosure of financial assets [line items]
TOTAL	900,926,315	960,646,847
Gross carrying amount | Pledge loans
Disclosure of financial assets [line items]
TOTAL	745,011,668	234,614,487
Gross carrying amount | Real estate mortgage
Disclosure of financial assets [line items]
TOTAL	620,063,658	308,009,841
Gross carrying amount | Loans to employees
Disclosure of financial assets [line items]
TOTAL	132,386,032	58,097,435
Gross carrying amount | Receivables from financial leases
Disclosure of financial assets [line items]
TOTAL	39,907,599	33,770,950
Gross carrying amount | Documents purchased
Disclosure of financial assets [line items]
TOTAL	19,989,851	1,211,225
Gross carrying amount | Other financing
Disclosure of financial assets [line items]
TOTAL	1,992,127,004	1,066,756,180
Allowances for ECL
Disclosure of financial assets [line items]
TOTAL	$ (615,790,398)	$ (206,367,123)